Property and Equipment (Tables)	9 Months Ended
Aug. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2019	631,334	156,059	172,498	5,664,253	1,441,452	8,065,596
Additions	-	-	-	3,875	-	3,875
Disposals	-	-	-	(91,769)	-	(91,769)
Balance at November 30, 2020	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702
Balance at August 31, 2021	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702

Accumulated depreciation
Balance at November 30, 2019	496,138	149,826	138,893	3,648,717	1,358,616	5,792,190
Depreciation	40,559	3,116	6,721	282,143	82,836	415,375
Balance at November 30, 2020	536,697	152,942	145,614	3,930,860	1,441,452	6,207,565
Depreciation	21,293	1,169	4,032	169,650	-	196,144
Balance at August 31, 2021	557,990	154,111	149,646	4,100,510	1,441,452	6,403,709

Net book value at:
November 30, 2020	94,637	3,117	26,884	1,645,499	-	1,770,137
August 31, 2021	73,344	1,948	22,852	1,475,849	-	1,573,993